RELATED PARTY TRANSACTIONS - Amounts due to a related party (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 156	¥ 7,734
Fang
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 156	¥ 7,734